Related parties	12 Months Ended
Dec. 31, 2017
Related parties
Related parties

39 Related parties

UK Government

On 1 December 2008, the UK Government through HM Treasury became the ultimate controlling party of The Royal Bank of Scotland Group plc. The UK Government’s shareholding is managed by UK Financial Investments Limited, a company wholly owned by the UK Government. As a result, the UK Government and UK Government controlled bodies became related parties of the Group. During 2015, all of the B shares held by the UK Government were converted into ordinary shares of £1 each.

The Group enters into transactions with many of these bodies on an arm’s length basis. Transactions include the payment of: taxes principally UK corporation tax (see Note 6) and value added tax; national insurance contributions; local authority rates; and regulatory fees and levies; together with banking transactions such as loans and deposits undertaken in the normal course of banker-customer relationships.

Bank of England facilities

The Group may participate in a number of schemes operated by the Bank of England in the normal course of business.

Members of the Group that are UK authorised institutions are required to maintain non-interest bearing (cash ratio) deposits with the Bank of England amounting to 0.18% of their average eligible liabilities in excess of £600 million. They also have access to Bank of England reserve accounts: sterling current accounts that earn interest at the Bank of England Rate.

Other related parties

(a)

In their roles as providers of finance, Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business and on arm’s length terms. In some instances, the investment may extend to ownership or control over 20% or more of the voting rights of the investee company. However, these investments are not considered to give rise to transactions of a materiality requiring disclosure under IAS 24.

(b)	The Group recharges The Royal Bank of Scotland Group Pension Fund with the cost of administration services incurred by it. The amounts involved are not material to the Group.
(c)	In accordance with IAS 24, transactions or balances between Group entities that have been eliminated on consolidation are not reported.
(d)

The captions in the primary financial statements of the parent company include amounts attributable to subsidiaries. These amounts have been disclosed in aggregate in the relevant notes to the financial statements.

The table below discloses items included in income and operating expenses on transactions between the Group and subsidiaries of the RBS Group.

	2017	2016	2015
	£m	£m	£m
Income
Interest receivable	363	491	646
Interest payable	(396)	(427)	(531)
Fees and commissions receivable	11	24	76
Fees and commissions payable	(2)	(1)	(62)
Other administrative expenses	(2,358)	(2,288)	(2,222)

	(2,382)	(2,201)	(2,093)

Discontinued operations
Net expenses	(29)	(8)	(19)
Other administrative expenses	—	(81)	(27)

	(29)	(89)	(46)